BABSON
Bond Trust

Semiannual Report
May 31, 1998


MESSAGE
To Our Shareholders

Following our last shareholders report in November, interest rates moved in a fairly narrow range up until early June, when they broke out on the downside, sparking a major rally in the bond market. The catalyst for the most recent downward move in yields has been renewed concern over the financial health of Asian economies and, in particular, weakness in the Japanese yen and Japan's contracting economy. Both of these factors are exacerbating an already fragile situation in the rest of Asia. As a result, investors have flocked to U.S. Treasury debt, seeking a safe haven from troubled world markets. In addition, the bond market continues to benefit from a domestic environment of low inflation, reduced issuance of Treasury debt due to the federal budget surplus and indications by the Federal Reserve that monetary policy will remain on hold, at least for the near term.

During this most recent decline in interest rates, long-term yields have come down the most and are now at their lowest levels in over thirty years. Year-to-date issuance of debt has been on a path which could set a record for a given calendar year, as corporations and government agency issuers flock to take advantage of the low cost of debt. Though corporate bonds have enjoyed the benefits of the decline in the general level of rates, due to heavy supply yield spreads relative to Treasuries have widened compared to where they were earlier in the year. Hence corporates have underperformed Treasuries in recent weeks.

For the six and twelve month periods ending May 31, 1998, total investment returns (price change and reinvested distributions) of Babson Bond Trust Portfolio S were 3.67% and 9.22%, respectively. Dividends for the proceeding twelve months amounted to $0.6028 per share, resulting in an income yield of 6.29% based on a beginning net asset value of $9.58. During the same six and twelve month periods, total returns for Portfolio L were 4.40% and 11.25%, respectively. Dividends for the past twelve months came to $0.0957 per share, producing an income yield of 6.34% based on a beginning net asset value of $1.51.

Recent performance for both Portfolio L and S has been excellent relative to their peer groups. For the most recent one-year period, Portfolio L ranked in the top quartile of the Lipper A-Rated Bond Fund category. Portfolio S for the most recent one and three year periods falls into the top decile of the Lipper Short-Intermediate Investment Grade Bond Fund grouping.

Average annual compounded total returns for Portfolio S for one, five and ten year periods as of June 30, 1998, were 8.72%, 5.92% and 7.75%, respectively. For Portfolio L, total returns for one, five and ten year periods were 10.46%, 6.29% and 8.54%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

OUTLOOK

Overall the economy continued to expand at a good clip through the second quarter, but a dichotomy has developed in the pattern of its growth. The production side of the economy has started to exhibit signs of a slowdown. Inventories, which grew rapidly in the first quarter, increased more in the second quarter. The purchasing managers' index fell to its lowest level in a year and a half, and there was a decline in manufacturing employment for the month of May, though total employment was reported up. The apparent slowing in production is in response to a sharp drop in exports since the beginning of the year. The export industry has been negatively impacted by the deteriorating situation in Asia on two fronts. First, most of the Asian economies have experienced major contractions, reducing their demand for goods and secondly, the competitiveness of Asia producers has been increased due to the large depreciations of their currencies over the past year.

The drag on the economy due to weakness in the trade sector has been more than offset by strong domestic demand. Growing employment, the rise in the stock market and reduced interest rates have fueled demand. Low interest rates continue to spur growth in the housing market and the attendant furnishing purchases that go with it.

Income growth has been strong on a real basis, indicative of the healthy job market and low inflation. However, growth in consumption has outpaced income growth, and certainly part of the difference can be tied to the strength of the stock market over the past several years. The rise in the stock market has made Americans feel wealthier, even if only on paper. U.S. household exposure to equities today is greater than the value of household real estate holdings. This wealth effect boosts consumer confidence and contributes to greater spending.

Further slowing on the production side of the economy should eventually lead to a cut back on the demand side. This will actually be welcomed, because the economy has been growing above its long-term, non-inflationary potential for over four quarters. Even though inflation has been declining on a year-over-year basis, the Federal Reserve and mainstream economists are growing increasingly concerned that it is only a matter of time before low unemployment and strong demand will turn the positive news on inflation negative. However, the Fed has signaled that it is willing to wait longer and see how great an impact the Asian crisis will have on business activity here before deciding whether it is appropriate to tighten monetary policy in order to cool down the economy.

PORTFOLIO REVIEW

The primary objectives of Babson Bond Trust are to attain a favorable total return over the long run, provide a high level of income and maintain reasonable stability of principal. Through active portfolio management, our ongoing investment strategy is to uncover attractive investment opportunities and to replace fully valued situations with what are believed to be undervalued opportunities.

Over the past six months, several securities have been added to the portfolios. These purchases have expanded the portfolios geographic diversification and exposed the portfolios to relatively new sectors of the fixed income universe.

For example a ten-year Republic of Greece note was purchased at a yield premium relative to domestic rated issuers. Greece hopes to join the European Monetary Union by the year 2001, and it has taken many of the necessary steps to improve its macroeconomic fundamentals and its fiscal deficit. Concurrently, it has experienced sustainable growth while reducing its inflation rate. All these steps are mandatory for EMU membership, and its stable government has shown it has the resolve to take several remaining necessary measures in order to join.

Exposure to commercial mortgages was facilitated by investing in a commercial mortgage pass-through certificate having an average life of approximately ten years and AAA rating. The securitization of commercial properties and then selling them in the public markets is one of the fastest growing sectors of the fixed income arena. Issuance year-to-date has already surpassed $50 billion.

The portfolios were also enthusiastic buyers of the new Federal National Mortgage Association (Fannie Mae) "Benchmark" securities, issued for the first time in January. Attempting to capitalize on recent declines in U.S. Treasury issuance, due to recent federal budget surpluses, Fannie Mae announced a new program whereby it will regularly issue very large non-callable notes with various maturities. Given their yield advantage, we view these large high-quality, easily tradable deals as attractive alternatives to U.S. Treasury notes.

Currently, the average maturity is 5 years for Portfolio S and 9 years for Portfolio L, after taking into consideration bonds trading to their call dates and average life assumptions for mortgage and asset-backed securities. A more precise measure of a portfolio's sensitivity to change in the level of interest rates is its average effective duration. Portfolio S and L have average effective durations of 3.2 and 4.5 years, respectively.

We appreciate your continued interest and participation in Babson Bond Trust.

Sincerely,
/s/Larry D. Armel
Larry D. Armel
President



STATEMENT OF NET ASSETS
May 31, 1998 (unaudited)

PORTFOLIO L

MOODY'S                                                               PRINCIPAL       MARKET VALUE
RATING          DESCRIPTION                                           AMOUNT          (NOTE 1-A)
CORPORATE BONDS - 57.54%
BANKS AND FINANCE - 18.72%
	Baa2	American Stores Company,
                  8.00% debentures, due June 1, 2026              $   1,150,000   $   1,301,938
	Aa3	Associates Corporation North America,
                  6.75% notes, due July 15, 2001                      4,500,000       4,593,780
        Aaa     First Union-Lehman Brothers Commercial Mortgage,
                  Series 98-C2, Cl. A-2,
                  6.56% mortgage, due November 15, 2035               4,000,000       4,070,325
	A1	Ford Capital B V,
                  10.125% notes, due November 15, 2000                2,500,000       2,729,300
        Aaa     Green Tree Financial Corporation,
                  CMO Series 92-1 REMIC Trust, Cl. A-3,
                  6.70% manufactured housing certificates,
                  due October 15, 2017                                2,639,738       2,644,675
	Baa3	Green Tree Securitized Net Interest Margin Trust,
                  Series 95-A,
                  7.25% certificates, due July 15, 2005                 567,867         569,530
	Baa1	Hellenic Republic,
                  6.95% notes, due March 4, 2008                      1,300,000       1,334,177
        Aaa     Merrill Lynch Mortgage Investors Incorporated,
                  Series 92-B REMIC Trust, Cl. A-3,
                  8.30% manufactured housing certificates,
                  due April 15, 2012                                  1,160,994       1,168,250
	Baa1	Southern Investments UK PLC,
                  6.375% senior notes, due November 15, 2001          1,300,000       1,303,887
	A2	SunTrust Banks, Incorporated,
                  6.00% subordinate notes, due February 15, 2026      3,000,000       2,956,440
	Aa3	Wachovia Capital Trust II,
                  6.32% capital securities, due January 15, 2027      1,300,000       1,276,600
                                                                     23,418,599      23,948,902
COMMUNICATIONS - 4.50%
	Aa1	BellSouth Savings & Employee Stock
                  Ownership Trust,
                  9.19% medium term notes, due July 1, 2003             946,039       1,017,409
	Baa3	Tele Communications, Incorporated,
                  8.75% debentures, due February 15, 2023             1,000,000       1,069,730
	Baa3	Time Warner, Incorporated,
                  9.15% debentures, due February 1, 2023              1,350,000       1,694,979
	Baa2	Tosco Corporation,
                  7.625% notes, due May 15, 2006                      1,850,000       1,975,356
                                                                      5,146,039       5,757,474
DIVERSIFIED - 4.67%
	Aa3	Federal Express Corporation,
                  7.50% pass thru trust, due January 15, 2018     $   2,478,767   $   2,710,755
	A1	International Business Machines Corporation,
                  6.22% debentures, due August 2, 2027                1,500,000       1,522,455
	A2	Lucent Technologies, Incorporated,
                  6.90% notes, due July 15, 2001                      1,700,000       1,747,158
                                                                      5,678,767       5,980,368
INDUSTRIALS - 20.62%
	Baa3	Airgas, Incorporated,
                  7.14% medium term notes, due March 8, 2004          1,650,000       1,724,217
	A3	Cardinal Health, Incorporated,
                  6.00% notes, due January 15, 2006                   2,900,000       2,872,160
	Baa1	Comdisco, Incorporated,
                  6.375% shelf issue, due November 30, 2001           3,675,000       3,700,688
	A2	Cooper Industries, Incorporated,
                  7.87% medium term notes, due November 18, 1998      5,000,000       5,043,750
	Baa2	Georgia-Pacific Corporation,
                  9.625% debentures, due March 15, 2022               1,500,000       1,686,600
	A2	Hydro Quebec, Series IO,
                  8.05% debentures, due July 7, 2024                  3,100,000       3,670,400
	A2	John Deere Capital Corporation,
                  6.30% notes, due June 1, 1999                       1,000,000       1,003,510
	Baa2	Oslo Seismic Services, Incorporated,
                  8.28% 1st. preferred mortgage notes,
                  due June 1, 2011                                    2,069,221       2,300,229
	Baa3	Petroleum Geo-Services A/S,
                  7.50% notes, due March 31, 2007                     1,500,000       1,586,085
	A2	Philip Morris Companies, Incorporated,
                  7.20% senior notes, due February 1, 2007            1,000,000       1,035,080
	A2	Philip Morris Companies, Incorporated,
                  6.15% puttable reset securities purchases,
                  due March 15, 2010                                    750,000         749,535
	Baa1	Raytheon Company,
                  6.45% notes, due August 15, 2002                    1,000,000       1,012,250
                                                                     25,144,221      26,384,504
TRANSPORTATION - 3.98%
	Baa2	CSX Corporation,
                  9.50% notes, due August 1, 2000                 $     680,000   $     725,023
	Baa1	Dana Corporation,
                  6.50% notes, due March 15, 2008                     1,600,000       1,612,640
	Baa3	Delta Air Lines, Incorporated Delaware,
                  10.375% debentures, due December 15, 2022             595,000         819,273
	Baa1	United Airlines Pass Thru Trusts,
                  7.27% pass thru certificates,
                  Series 96-A, Cl. A-1, due January 30, 2013          1,863,055       1,934,708
                                                                      4,738,055       5,091,644

U.S. DOLLAR DENOMINATED CANADIAN SECURITIES - 3.48%
	Baa2	Canadian National Railway Company,
                  7.00% notes, due March 15, 2004                     1,950,000       2,001,929
	Baa1	Newfoundland Province of Canada,
                  8.65% debentures, due October 22, 2022              1,950,000       2,443,643
                                                                      3,900,000       4,445,572
UTILITIES - 1.57%
	Baa3	United Illuminating Company,
                  6.20% notes, due January 15, 1999                   2,000,000       2,001,860
TOTAL CORPORATE BONDS - 57.54%                                       70,025,681      73,610,324

CONVERTIBLE CORPORATE BOND - 1.58%
		California Infrastructure & Economic
                  Development Bank Special Purpose Trust,
                  SCE-1 Series 97-1 certificates Cl. A,
                  6.25%, due June 25, 2004                            2,000,000       2,020,880

REVENUE BOND - 1.92%
		New Jersey Economic Development Authority
                  State Pension Funding Revenue,
                  Series A, 7.425%, due February 15, 2029             2,200,000       2,460,260

U.S. GOVERNMENTAL AGENCY, GOVERNMENT SECURITIES AND
GOVERNMENT SPONSORED ENTERPRISES - 38.89% (All rated Aaa)
U.S. GOVERNMENTAL AGENCY - 12.43%
        *Government National Mortgage Association,
           7.50%, due March 15, 2007                              $     139,269  $      143,630
        *Government National Mortgage Association,
           7.50%, due July 15, 2007                                     253,207         261,135
        *Government National Mortgage Association,
           8.00%, due October 15, 2007                                  326,629         339,913
        *Government National Mortgage Association,
           8.00%, due November 15, 2009                               4,157,441       4,322,409
        *Government National Mortgage Association,
           9.50%, due April 15, 2016                                     45,215          49,086
        *Government National Mortgage Association,
           9.50%, due January 15, 2019                                  109,526         118,738
        *Government National Mortgage Association,
           8.00%, due May 15, 2022                                      486,822         508,271
        *Government National Mortgage Association,
           7.00%, due March 15, 2024                                  3,883,528       3,949,082
        *Government National Mortgage Association,
           8.50%, due August 15, 2024                                   268,973         284,017
        *Government National Mortgage Association,
           8.00%, due December 15, 2026                               4,730,186       4,917,879
         Small Business Administration guaranteed development
           participation certificates, Series 88-20 G,
           9.80% debentures, due July 1, 2008                           267,263         297,448
         Small Business Administration guaranteed development
           participation certificates, Series 88-20 H,
           10.05% debentures, due August 1, 2008                        306,968         344,875
         Small Business Administration guaranteed development
           participation certificates, Series 89-20 D,
           10.05% debentures, due April 1, 2009                         321,373         363,521
                                                                     15,296,400      15,900,004
U.S. GOVERNMENT SECURITIES - 17.13%
         U.S. Treasury Bonds, 8.125%, due May 15, 2021          $     2,300,000   $   2,934,294
         U.S. Treasury Bonds, 6.125%, due November 15, 2027           2,000,000       2,089,680
         U.S. Treasury Notes, 6.25%, due March 31, 1999               3,000,000       3,017,820
         U.S. Treasury Notes, 6.375%, due January 15, 2000            1,300,000       1,316,250
         U.S. Treasury Notes, 5.875%, due February 15, 2000           4,000,000       4,019,360
         U.S. Treasury Notes, 6.00%, due July 31, 2002                  750,000         766,465
         U.S. Treasury Notes, 11.125%, due August 15, 2003            1,520,000       1,891,685
         U.S. Treasury Notes, 7.25%, due August 15, 2004              2,250,000       2,439,495
         U.S. Treasury Notes, 8.125%, due May 15, 2021                2,700,000       3,444,606
                                                                     19,820,000      21,919,655
*GOVERNMENT SPONSORED ENTERPRISES - 9.33%
         Federal Home Loan Mortgage Corporation,
           7.75%, due April 1, 2008                                     264,295         269,089
         Federal Home Loan Mortgage Corporation,
           7.75%, due November 1, 2008                                   55,470          56,366
         Federal Home Loan Mortgage Corporation,
           8.00%, due August 1, 2009                                     51,588          52,855
         Federal Home Loan Mortgage Corporation,
           8.25%, due October 1, 2010                                   423,608         436,528
         Federal Home Loan Mortgage Corporation,
           9.00%, due June 1, 2016                                      174,689         185,050
         Federal Home Loan Mortgage Corporation,
           8.00%, due October 1, 2018                                   227,247         234,962
         Federal Home Loan Mortgage Corporation,
           7.50%, due February 1, 2021                                1,463,230       1,509,264
         Federal Home Loan Mortgage Corporation,
           9.00%, due January 1, 2024                                   101,231         106,618
         Federal National Mortgage Association,
           5.81%, due November 12, 1999                               2,600,000       2,604,056
         Federal National Mortgage Association,
           5.625%, due March 15, 2001                                 2,000,000       1,995,320
         Federal National Mortgage Association,
           5.75%, due April 15, 2003                                  2,000,000       1,997,180
         Federal National Mortgage Association,
           7.00%, due December 1, 2007                                  519,084         525,603
         Federal National Mortgage Association,
           8.25%, due January 1, 2009                                   235,221         243,858

  *GOVERNMENT SPONSORED ENTERPRISES (Continued)
         Federal National Mortgage Association,
           8.00%, due February 1, 2009                            $     255,566   $     263,423
         Federal National Mortgage Association,
           7.50%, due September 1, 2011                                 373,388         385,172
         Federal National Mortgage Association,
           8.50%, due July 1, 2013                                       70,728          73,474
         Federal National Mortgage Association,
           CMO Series 88-16B, guaranteed REMIC pass-thru,
           9.50%, due June 25, 2018                                     206,056         222,186
         Federal National Mortgage Association,
           CMO Series 90-52D, REMIC Trust,
           9.30%, due May 25, 2019                                      619,292         629,449
         Federal National Mortgage Association,
           9.25%, due October 1, 2020                                   140,875         151,328
                                                                     11,781,568      11,941,781

TOTAL U.S. GOVERNMENTAL AGENCY, GOVERNMENT SECURITIES
AND GOVERNMENT SPONSORED ENTERPRISES - 38.89%                        46,897,968      49,761,440

REPURCHASE AGREEMENT - 0.53%
         UMB Bank, n.a.,
           4.90%, due June 1, 1998
           (Collateralized by U.S. Treasury Notes,
           7.875%, due November 15, 1999)                               675,000         675,000

TOTAL INVESTMENTS - 100.46%                                       $ 121,798,649     128,527,904

Other assets less liabilities - (0.46%)                                               (588,327)

TOTAL NET ASSETS - 100.00%
	(equivalent to $1.58 per share;
        81,158,263 shares outstanding)                                            $ 127,939,577

*Mortgage-backed securities.

See accompanying Notes to Financial Statements.



STATEMENT OF NET ASSETS
May 31, 1998 (unaudited)

PORTFOLIO S

MOODY'S                                                                 PRINCIPAL       MARKET VALUE
RATING          DESCRIPTION                                             AMOUNT          (NOTE 1-A)
CORPORATE BONDS - 47.86%
BANKS AND FINANCE - 13.50%
	Aa3	Associates Corporation North America,
                  6.75% notes, due July 15, 2001                  $     250,000    $    255,210
	Aa3	Associates Corporation North America,
                  6.45% senior notes, due October 15, 2001              500,000         506,325
	A2	Chrysler Financial Corporation,
                  6.375% notes, due January 28, 2000                    600,000         603,870
        A2      Credithrift Financial Corporation,
                  9.76% medium term notes, due September 18, 1998       150,000         151,612
	Aaa	First Union-Lehman Brothers Commercial Mortgage,
                Series 98-C2, Cl. A-2,
                  6.56% mortgage, due November 15, 2035                 800,000         813,770
	Aaa	Green Tree Financial Corporation,
                  CMO Series 92-1 REMIC Trust, Cl. A-3,
                  6.70% manufactured housing certificates,
                  due October 15, 2017                                  719,929         721,275
	Baa3	Green Tree Securitized Net Interest Margin Trust,
                  Series 94 A,
                  6.90% certificates, due February 15, 2004             219,424         221,604
	Baa1	Hellenic Republic,
                  6.95% notes, due March 4, 2008                        375,000         384,859
	A2	Sears Roebuck Acceptance Corporation,
                  7.00% notes, due June 15, 2007                        225,000         234,607
	Baa1	Southern Investments UK PLC,
                  6.375% senior notes, due November 15, 2001            300,000         300,897
	A2	SunTrust Banks, Incorporated,
                  6.00% subordinate notes, due February 15, 2026        700,000         689,836
	Aa3	Wachovia Capital Trust II,
                  6.32% capital securities, due January 15, 2027        375,000         368,250
                                                                      5,214,353       5,252,115
COMMUNICATIONS - 3.27%
	Aa1	BellSouth Savings & Employee Stock
                  Ownership Trust,
                  9.19% medium term notes, due July 1, 2003             685,988         737,739
	Baa2	Tosco Corporation,
                  7.625% notes, due May 15, 2006                        500,000         533,880
                                                                      1,185,988       1,271,619
DIVERSIFIED - 2.03%
	A1	International Business Machines Corporation,
                  6.22% debentures, due August 1, 2027            $     400,000    $    405,988
	A2	Lucent Technologies, Incorporated,
                  6.90% notes, due July 15, 2001                        375,000         385,402
                                                                        775,000         791,390
INDUSTRIALS - 22.37%
	Baa3	Airgas, Incorporated,
                  7.14% medium term notes, due March 8, 2004            550,000         574,739
	A3	Cardinal Health, Incorporated,
                  6.50% notes, due February 15, 2004                    650,000         654,687
	A3	Cardinal Health, Incorporated,
                  6.00% notes, due January 15, 2006                     850,000         841,840
	Baa1	Comdisco, Incorporated,
                  6.375% shelf issue, due November 30, 2001           1,000,000       1,006,990
	A2	Cooper Industries, Incorporated,
                  7.87% medium term notes, due November 18, 1998        500,000         504,375
	A1	Ford Motor Credit Company,
                  6.125% notes, due April 28, 2003                    1,600,000       1,598,784
	Baa2	Georgia Pacific Corporation,
                  9.125% debentures, due July 1, 2022                   375,000         406,751
	A2	Hydro-Quebec, Series IO,
                  8.05% debentures, due July 7, 2024                    425,000         503,200
	A2	John Deere Capital Corporation,
                  6.30% notes, due June 1, 1999                         250,000         250,878
	A3	McDonnell Douglas Finance Corporation,
                  6.50% medium term senior notes, due July 1, 1998      500,000         500,075
	Baa2	Oslo Seismic Services, Incorporated,
                  8.28% 1st. preferred mortgage notes,
                  due June 1, 2011                                      517,305         575,057
	Baa3	Petroleum Geo-Services A/S,
                  7.50% notes, due March 31, 2007                       500,000         528,695
	A2	Philip Morris Companies, Incorporated,
                  7.20% senior notes, due February 1, 2007              200,000         207,016
	A2	Philip Morris Companies, Incorporated,
                  6.15% puttable reset securities purchases,
                  due March 15, 2010                                    250,000         249,845
	Baa1	Raytheon Company,
                  6.45% notes, due August 15, 2002                      300,000         303,675
                                                                      8,467,305       8,706,607
TRANSPORTATION - 2.72%
	Baa1	Norfolk Southern Corporation,
                  6.70% notes, due May 1, 2000                    $     400,000    $    404,604
	Baa1	United Airlines Pass Thru Trusts,
                  7.27% pass thru certificates,
                  Series 96-A, Cl. A-1,
                  due January 30, 2013                                  411,324         427,143
	Baa2	Wisconsin Central Transportation Corporation,
                  6.625% notes, due April 15, 2008                      225,000         224,766
                                                                      1,036,324       1,056,513
U.S. DOLLAR DENOMINATED CANADIAN SECURITIES - 2.68%
	Baa2	Canadian National Railway Company,
                  7.00% notes, due March 15, 2004                       500,000         513,315
	Aa3	Ontario Province of Canada,
                  7.75% bonds, due June 4, 2002                         500,000         530,120
                                                                      1,000,000       1,043,435
UTILITIES - 1.29%
	Baa3	United Illuminating Company,
                  6.20% notes, due January 15, 1999                     500,000         500,465
TOTAL CORPORATE BONDS - 47.86%                                       18,178,970      18,622,144

CONVERTIBLE CORPORATE BOND - 1.29%
		California Infrastructure & Economic
                  Development Bank Special Purpose Trust,
                  Series 97-1, Cl. A-2, 6.14%,
                  due March 25, 2002                                    500,000         502,950

U.S. GOVERNMENTAL AGENCY, GOVERNMENT SECURITIES AND
GOVERNMENT SPONSORED ENTERPRISES - 42.65% (All rated Aaa)
U.S. GOVERNMENTAL AGENCY - 10.50%
        *Government National Mortgage Association,
           8.00%, due October 15, 2007                                   23,681          24,644
        *Government National Mortgage Association,
           8.00%, due November 15, 2009                                 746,077         775,682
        *Government National Mortgage Association,
           7.50%, due October 15, 2011                                  451,855         467,386

U.S. GOVERNMENTAL AGENCY (Continued)
        *Government National Mortgage Association,
           7.50%, due November 15, 2011                                 425,966         440,606
        *Government National Mortgage Association,
           9.50%, due September 15, 2019                                 18,696          20,268
        *Government National Mortgage Association,
           8.00%, due December 15, 2022                                 279,183         291,484
        *Government National Mortgage Association,
           7.00%, due May 15, 2024                                      773,921         786,985
        *Government National Mortgage Association,
           8.50%, due August 15, 2024                                   482,435         509,417
        *Government National Mortgage Association,
           8.00%, due November 15, 2026                                 694,789         722,358
         Small Business Administration guaranteed development
           participation certificates, Series 88-20 G,
           9.80% debentures, due July 1, 2008                            44,544          49,575
                                                                      3,941,147       4,088,405
U.S. GOVERNMENT SECURITIES - 21.47%
         U.S. Treasury Bonds, 11.125%, due August 15, 2003              700,000         871,171
         U.S. Treasury Notes, 6.25%, due March 31, 1999               2,500,000       2,514,850
         U.S. Treasury Notes, 5.375%, due January 15, 2000              500,000         506,250
         U.S. Treasury Notes, 5.875%, due February 15, 2000           3,925,000       3,943,997
         U.S. Treasury Notes, 7.25%, due August 15, 2004                250,000         271,055
         U.S. Treasury Notes, 5.625%, due February 15, 2006             250,000         248,242
                                                                      8,125,000       8,355,565
*GOVERNMENT SPONSORED ENTERPRISES - 10.68%
         Federal Home Loan Mortgage Corporation,
         8.25%, due July 1, 2008                                         37,179          38,100
         Federal Home Loan Mortgage Corporation,
         8.00%, due January 1, 2012                                     780,033         805,385
         Federal Home Loan Mortgage Corporation,
         9.00%, due June 1, 2016                                        141,095         149,464

*GOVERNMENT SPONSORED ENTERPRISES (Continued)
         Federal Home Loan Mortgage Corporation,
         8.00%, due May 1, 2017                                          64,182          66,422
         Federal Home Loan Mortgage Corporation,
         CMO Series 130-E,
         9.00%, due May 15, 2021                                        180,161         191,040
         Federal National Mortgage Association,
         5.81%, due November 12, 1999                                   750,000         751,170
         Federal National Mortgage Association,
         5.625%, due March 15, 2001                                   1,500,000       1,496,490
         Federal National Mortgage Association,
         7.00%, due December 1, 2007                                     96,401          97,612
         Federal National Mortgage Association,
         8.25%, due January 1, 2009                                      24,502          25,402
         Federal National Mortgage Association,
         7.50%, due September 1, 2011                                   373,388         385,172
         Federal National Mortgage Association,
         CMO Series 90-52D, REMIC Trust,
         9.30%, due May 25, 2019                                         67,559          68,667
         Federal National Mortgage Association,
         9.25%, due October 1, 2020                                      74,145          79,646
                                                                      4,088,645       4,154,570
TOTAL U.S. GOVERNMENTAL AGENCY, GOVERNMENT SECURITIES
AND GOVERNMENT SPONSORED ENTERPRISES - 42.65%                        16,154,792      16,598,540

TOTAL INVESTMENTS -- 91.80%                                        $ 34,833,762      35,723,634

Other assets less liabilities - 8.20%                                                 3,189,191

TOTAL NET ASSETS - 100.00%
	(equivalent to $9.84 per share;
        3,952,795 shares outstanding)                                              $ 38,912,825

*Mortgage-backed securities.

See accompanying Notes to Financial Statements.



STATEMENT OF ASSETS
AND LIABILITIES
May 31, 1998 (unaudited)

                                                                  PORTFOLIO L     PORTFOLIO S
ASSETS:
  Investments in securities:
    Corporate and revenue bonds, at market value
      (identified cost $73,633,336 [L], $18,230,950 [S])        $  75,791,234   $  18,550,037
    U.S. governmental agency, government securities and
      government sponsored enterprises, at market value
      (identified cost $50,841,816 [L], $16,944,647 [S])           52,061,670      17,173,597
    Repurchase agreement, at cost - approximates market value         675,000            -
      Total investments                                           128,527,904      35,723,634

  Cash                                                              2,234,815       2,979,996
  Interest receivable                                               1,950,684         541,044
  Receivable for investments sold                                   4,059,352         984,349
  Other assets                                                          5,478           6,275
      Total assets                                                136,778,233      40,235,298

LIABILITIES AND NET ASSETS:
  Payable for investments purchased                                 8,835,059       1,322,473
  Other liabilities                                                     3,597            -
      Total liabilities                                             8,838,656       1,322,473
NET ASSETS                                                      $ 127,939,577   $  38,912,825

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)                   $ 128,639,137   $  40,578,894
  Accumulated undistributed income (loss):
    Undistributed net investment income                               259,884            -
    Undistributed net realized loss on investment transactions    (4,337,196)     (2,214,106)
  Net unrealized appreciation in value of investments               3,377,752         548,037
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                     $ 127,939,577   $  38,912,825

Capital shares outstanding                                         81,158,263       3,952,795

NET ASSET VALUE PER SHARE                                       $        1.58   $        9.84

See accompanying Notes to Financial Statements.



STATEMENT OF OPERATIONS
Six Months Ended May 31, 1998 (unaudited)

                                                                  PORTFOLIO L     PORTFOLIO S
INVESTMENT INCOME:
  Income:
    Interest                                                    $   4,595,486   $   1,312,507

  Expenses (Note 2):
    Management fees                                                   618,682         186,343
    Registration fees and expenses                                     13,420           5,187
      Total expenses before voluntary reduction                       632,102         191,530
      Less: voluntary reduction of management fee                        -           (58,845)
      Net expenses                                                    632,102         132,685
      Net investment income (Note 1-B)                              3,963,384       1,179,822

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain from investment transactions
    (excluding maturities of
    short-term commercial notes and repurchase agreements):
    Proceeds from sales of investments                             31,601,073      15,461,060
    Cost of investments sold                                       30,383,263      15,193,754
      Net realized gain from investment transactions                1,217,810         267,306
  Unrealized appreciation (depreciation) of investments:
    Beginning of period                                             3,277,900         560,226
    End of period                                                   3,377,752         548,037
      Unrealized appreciation (depreciation) of investments
        during the period                                              99,852        (12,189)
      Net gain on investments                                       1,317,662         255,117
      Increase in net assets resulting from operations          $   5,281,046   $   1,434,939

See accompanying Notes to Financial Statements.



STATEMENTS OF CHANGES
IN NET ASSETS

                                                                    Six Months Ended
                                                                      May 31, 1998                      Year Ended
                                                                      (unaudited)                    November 30, 1997
                                                                  PORTFOLIO L    PORTFOLIO S     PORTFOLIO L    PORTFOLIO S
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                         $   3,963,384   $  1,179,822    $  8,567,406   $  2,498,593
  Net realized gain (loss) from investment transactions             1,217,810        267,306       (545,666)      (442,862)
  Unrealized appreciation (depreciation) of investments
    during the period                                                  99,852       (12,189)         876,120        568,506
      Net increase in net assets
        resulting from operations                                   5,281,046      1,434,939       8,897,860      2,624,237
DISTRIBUTIONS TO SHAREHOLDERS FROM:**
  Net investment income                                           (3,963,384)    (1,179,822)     (8,567,406)    (2,498,593)
  Net realized gain from investment transactions                        -              -               -              -
      Total distributions to shareholders                         (3,963,384)    (1,179,822)     (8,567,406)    (2,498,593)
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:*
  Proceeds from shares sold                                        10,111,604      3,059,474      19,321,050     14,582,788
  Net asset value of shares issued for
    reinvestment of distributions                                   3,131,421      1,027,279       6,987,475      2,075,147
                                                                   13,243,025      4,086,753      26,308,525     16,657,935
  Cost of shares repurchased                                     (19,094,446)    (5,992,535)    (36,426,268)   (10,395,231)
      Net increase (decrease) from capital share transactions     (5,851,421)    (1,905,782)    (10,117,743)      6,262,704
        Total increase (decrease) in net assets                   (4,533,759)    (1,650,665)     (9,787,289)      6,388,348
NET ASSETS:
  Beginning of period                                             132,473,336     40,563,490     142,260,625     34,175,142
  End of period (including undistributed net investment income
    of $259,884 [L] and $-- [S], respectively)                  $ 127,939,577   $ 38,912,825   $ 132,473,336   $ 40,563,490

*Shares issued and repurchased:
  Number of shares sold                                             6,358,584        310,430      12,616,368      1,510,703
  Number of shares issued for
    reinvestment of distributions                                   2,061,177        104,420       4,566,377        214,629
                                                                    8,419,761        414,850      17,182,745      1,725,332
  Number of shares repurchased                                   (12,155,036)      (609,291)    (23,793,390)    (1,075,519)
      Net increase (decrease)                                     (3,735,275)      (194,441)     (6,610,645)        649,813

**Distributions to shareholders:
   Income dividends per share                                   $       .0477   $      .2954    $      .0976    $     .6185
   Capital gains distribution per share                         $       -       $      -        $      -        $     -

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company of the Series type. Its shares are currently issued in two Series with each Series, in effect, representing a separate Fund. The Trust is required to account for the assets of each Series separately and to allocate general liabilities of the Trust to each Series based upon the net asset value of each Series. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. Security Valuation - Debt securities (other than short-term obligations), including listed issues, are valued at market on the basis of valuations provided by an independent pricing service or by utilizing matrix pricing techniques. Short-term obligations are valued at amortized cost, which constitutes fair value as determined by the Trust's Board of Trustees.

B. Federal and State Taxes - It is the Trust's policy to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of each Series' taxable income to its shareholders. Therefore, no provision for federal or state tax is required.

C. Other - Security transactions are accounted for on the date the securities are purchased or sold. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. Discounts and premiums on securities are generally not amortized.

2. MANAGEMENT FEES:

Management fees for services which include administration, trustees' and agents' compensation and all other operating expenses of the Trust except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Trust and its shares and the cost of qualifying the Trust's shares for sale in any jurisdiction are paid to Jones & Babson, Inc. These fees are based on average daily net assets of Portfolio L and Portfolio S, at the annual rate of .95 of 1%, except during the period December 1, 1997 to May 31, 1998, when the fee for Portfolio S was reduced to an annual rate of
 .65 of 1% of the average daily net asset value of the portfolio. Certain officers and/or trustees of the Trust are officers and/or directors of Jones & Babson, Inc.

3. INVESTMENT TRANSACTIONS:

Investment transactions for the period ended May 31, 1998 (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:

Portfolio L
	Purchases		$   28,431,205
        Proceeds from sales         31,601,072

Portfolio S
	Purchases		$   11,884,254
        Proceeds from sales         15,461,060


This report has been prepared for the information of the Shareholders of D.L. Babson Bond Trust and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.



EQUITIES
Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund

FIXED INCOME
Bond Trust
Money Market Fund
Tax-Free Income Fund


*Closed to new investors.


BABSON FUNDS
JONES & BABSON DISTRIBUTORS
A member of the Generali Group

BMA Tower
700 Karnes Blvd.
Kansas City, MO 64108-3306
816-751-5900


1-800-4-BABSON
(1-800-422-2766)
http://www.jbfunds.com


JB7C-1                          7/98